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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended March 31, 2010

                Check here if Amendment [ ]; Amendment Number:
                       This Amendment (Check only one.):
                               [ ] is a restatement.
                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
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Name: The Wellcome Trust Limited, as Trustee of the Wellcome Trust

Address: 215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number: 028-13413
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
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Name: Danny Truell
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Title: Chief Investment Officer
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Phone: +44 207 611 8666
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Signature, Place, and Date of Signing:

/s/ Danny Truell        London, England     04/29/10
---------------------   ---------------     ---------
(Name)                  (City, State)       (Date)

Report Type (Check only one.):
-----------------------------

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     21 Items

Form 13F Information Table Value Total:     $ 1,710,449 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          ITEM 1                  ITEM 2      ITEM 3      ITEM 4       ITEM 5             ITEM 6    ITEM 7       ITEM 8
          ------                  ------      ------      ------       ------             ------    ------       ------
                                                       Market Value Shares / Prn        Investment  Other   Voting Authority
       Name of Issuer         Title of Class  CUSIP     (X $1,000)      Amt.     SH/PRN Discretion Managers       Sole
       --------------         -------------- --------- ------------ ------------ ------ ---------- -------- ----------------
APPLE INC....................    COM         037833100    112,800       480,000    SH      SOLE      NONE         480,000
BANK OF AMERICA CORPORATION..    COM         060505104    128,520     7,200,000    SH      SOLE      NONE       7,200,000
BERKSHIRE HATHAWAY INC DEL...    CL A        084670108     26,796           220    SH      SOLE      NONE             220
CELLDEX THERAPEUTICS INC NEW.    COM         15117B103      1,360       221,546    SH      SOLE      NONE         221,546
CISCO SYS INC................    COM         17275R102    106,723     4,100,000    SH      SOLE      NONE       4,100,000
COCA COLA CO.................    COM         191216100     88,000     1,600,000    SH      SOLE      NONE       1,600,000
EXXON MOBIL CORP.............    COM         30231G102     83,725     1,250,000    SH      SOLE      NONE       1,250,000
GENERAL ELECTRIC CO..........    COM         369604103    105,560     5,800,000    SH      SOLE      NONE       5,800,000
GOOGLE INC...................    CL A        38259P508     99,246       175,000    SH      SOLE      NONE         175,000
HEWLETT PACKARD CO...........    COM         428236103     95,670     1,800,000    SH      SOLE      NONE       1,800,000
INFINITY PHARMACEUTICALS INC.    COM         45665G303        914       149,834    SH      SOLE      NONE         149,834
INTERNATIONAL BUSINESS MACHS.    COM         459200101     96,188       750,000    SH      SOLE      NONE         750,000
JOHNSON & JOHNSON............    COM         478160104     91,280     1,400,000    SH      SOLE      NONE       1,400,000
JPMORGAN & CHASE & CO........    COM         46625H100    111,875     2,500,000    SH      SOLE      NONE       2,500,000
MICROMET INC.................    COM         59509C105      9,504     1,176,287    SH      SOLE      NONE       1,176,287
MICROSOFT CORP...............    COM         594918104    120,079     4,100,000    SH      SOLE      NONE       4,100,000
MORGAN STANLEY...............    COM NEW     617446448     76,154     2,600,000    SH      SOLE      NONE       2,600,000
PEPSICO INC..................    COM         713448108     99,240     1,500,000    SH      SOLE      NONE       1,500,000
PROCTER & GAMBLE CO..........    COM         742718109     94,905     1,500,000    SH      SOLE      NONE       1,500,000
SCHLUMBERGER LTD.............    COM         806857108     95,190     1,500,000    SH      SOLE      NONE       1,500,000
WAL MART STORES INC..........    COM         931142103     66,720     1,200,000    SH      SOLE      NONE       1,200,000
                                                        1,710,449    41,002,887                                41,002,887